Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Disclosure Text Block
Property, Plant and Equipment

NOTE 10 PROPERTY, PLANT AND EQUIPMENT

Property, plant and equipment in service and under construction, and related accumulated depreciation and amortization, as of December 31, 2012 and 2011 were as follows:

December 31,	Useful Lives (Years)	2012	2011
(Dollars in thousands)
Land	N/A	$33,947	$30,807
Buildings	20	341,852	330,925
Leasehold and land improvements	1-30	1,188,720	1,129,818
Cell site equipment	6-25	3,100,916	2,874,397
Switching equipment	1-8	1,155,114	1,113,780
Office furniture and equipment	3-5	535,656	570,776
Other operating assets and equipment	5-25	128,290	127,253
System development	3-7	631,184	545,193
Work in process	N/A	362,749	285,500
		7,478,428	7,008,449
Accumulated depreciation and amortization		(4,455,840)	(4,218,147)
		$3,022,588	$2,790,302

Depreciation and amortization expense totaled $597.7 million, $565.1 million and $559.0 million in 2012, 2011 and 2010, respectively. As a result of the Divestiture Transaction, U.S. Cellular recognized incremental depreciation and amortization in 2012. See Note 7 — Acquisitions, Divestitures and Exchanges for additional information.

In 2012, 2011 and 2010, (Gain) loss on asset disposals and exchanges, net included charges of $18.1 million, $9.9 million and $10.7 million, respectively, related to disposals of assets, trade-ins of older assets for replacement assets and other retirements of assets from service in the normal course of business. The 2011 (Gain) loss on asset disposals and exchanges, net also included a gain on the exchange of licenses, as described in Note 7 — Acquisitions, Divestitures and Exchanges